Share-based Compensation (Tables)	9 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock-Based Compensation Expenses Recognized	For the three and nine months ended June 30, 2024 and 2023, the Company recognized share-based compensation expenses related to the MIP in the following categories:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Sales and marketing expenses	—	1,670	406	2,038
General administrative expenses	—	13,147	3,185	16,047
Total	—	14,817	3,591	18,085